SHARE OPTIONS AND WARRANTS RESERVE - Narrative (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2021 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options and warrants outstanding (in shares)		5,852,864	5,562,984	7,021,514	2,854,744
Share options granted (in shares)		359,666	875,544	4,186,770
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issued (in shares)		1,796,094	1,506,214
Share options granted (in shares)				605,000
Share warrants issued (in shares)				250,000
Plan and Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issued (in shares)				4,056,770
Number of share options outstanding in share-based payment arrangement		5,852,864	5,562,984	4,911,770	745,000
Share options granted (in shares)	4,056,770	359,666	875,544	4,186,770
Founders Award 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options outstanding in share-based payment arrangement			4,056,770